Schedule of contributed surplus (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share Capital
Balance, beginning of period	$ 26,502	$ 28,009	$ 28,009
Settlement of RSUs	(818)
Share-based compensation	435	$ 72	273
RSU and options surrenders	(1,605)		(1,780)
RSUs withheld for tax payment	(659)
Balance, end of period	$ 23,855		$ 26,502